Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitment and Contingencies [Abstract]
Schedule of Transactions

Following are summary of transactions as of June 30, 2025:

	RMB	US$
Total consideration for purchase of Yingxuan Assets	¥151,372,197	$21,130,744
Total amount paid	124,178,969	17,334,715
Balance due	¥27,193,228	$3,796,029

Assets title transferred to the Company	¥85,207,329	$11,894,485
Title to be transferred to the Company	¥66,164,868	$9,236,259

Prepayment for purchase of Yingxuan Assets	¥38,971,639	$5,440,231